Condensed Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Operating expenses:
Research and development	$ 14,173	$ 7,646	$ 38,539	$ 28,336	$ 36,179
General and administrative	1,918	1,221	6,209	3,062	5,330
Loss from operations	(16,091)	(8,867)	(44,748)	(31,398)	(41,509)
Interest income	18	2	53	22	27
Other (expense) income	(604)	(301)	(1,788)	(279)	(236)
Interest expense	(853)	(258)	(1,880)	(366)	(758)
Net loss	(17,530)	(9,424)	(48,363)	(32,021)	(42,476)
Comprehensive loss	(17,537)	(9,424)	(48,365)	(32,018)	(42,468)
(Loss) income attributable to common stockholders - basic and diluted (Note 4)	$ (21,090)	$ (11,950)	$ (58,733)	$ 713	$ 253
(Loss) income per share (Note 4):
Basic (in dollars per share)	$ (24.53)	$ (20.17)	$ (70.76)	$ 1.53	$ 0.51
Diluted (in dollars per share)	$ (24.53)	$ (20.17)	$ (70.76)	$ 0.21	$ 0.07
Weighted average shares:
Basic (in shares)	859,769	592,459	830,068	467,488	499,944
Diluted (in shares)	859,769	592,459	830,068	3,406,615	3,454,276